Financing Receivables (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Gross recorded investment for each class of receivables, by credit quality indicator
Total	$ 20,060	$ 19,625
Major Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	15,587	15,650
Growth Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	4,472	3,975
Lease receivables
Gross recorded investment for each class of receivables, by credit quality indicator
Total	8,430	8,545
Lease receivables | Major Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	6,510	6,562
Lease receivables | Major Markets | Aaa - Aa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	697	794
Lease receivables | Major Markets | A1 - A3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,459	1,463
Lease receivables | Major Markets | Baa1 - Baa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,334	2,494
Lease receivables | Major Markets | Ba1 - Ba2
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,118	899
Lease receivables | Major Markets | Ba3 - B1
Gross recorded investment for each class of receivables, by credit quality indicator
Total	534	518
Lease receivables | Major Markets | B2 - B3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	260	230
Lease receivables | Major Markets | Caa - D
Gross recorded investment for each class of receivables, by credit quality indicator
Total	108	164
Lease receivables | Growth Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,921	1,983
Lease receivables | Growth Markets | Aaa - Aa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	139	173
Lease receivables | Growth Markets | A1 - A3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	306	182
Lease receivables | Growth Markets | Baa1 - Baa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	654	837
Lease receivables | Growth Markets | Ba1 - Ba2
Gross recorded investment for each class of receivables, by credit quality indicator
Total	457	403
Lease receivables | Growth Markets | Ba3 - B1
Gross recorded investment for each class of receivables, by credit quality indicator
Total	252	242
Lease receivables | Growth Markets | B2 - B3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	97	93
Lease receivables | Growth Markets | Caa - D
Gross recorded investment for each class of receivables, by credit quality indicator
Total	15	54
Client loan receivables
Gross recorded investment for each class of receivables, by credit quality indicator
Total	11,629	11,080
Client loan receivables | Major Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	9,077	9,087
Client loan receivables | Major Markets | Aaa - Aa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	971	1,100
Client loan receivables | Major Markets | A1 - A3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,034	2,026
Client loan receivables | Major Markets | Baa1 - Baa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	3,255	3,453
Client loan receivables | Major Markets | Ba1 - Ba2
Gross recorded investment for each class of receivables, by credit quality indicator
Total	1,559	1,245
Client loan receivables | Major Markets | Ba3 - B1
Gross recorded investment for each class of receivables, by credit quality indicator
Total	744	718
Client loan receivables | Major Markets | B2 - B3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	362	318
Client loan receivables | Major Markets | Caa - D
Gross recorded investment for each class of receivables, by credit quality indicator
Total	151	227
Client loan receivables | Growth Markets
Gross recorded investment for each class of receivables, by credit quality indicator
Total	2,552	1,993
Client loan receivables | Growth Markets | Aaa - Aa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	185	173
Client loan receivables | Growth Markets | A1 - A3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	407	183
Client loan receivables | Growth Markets | Baa1 - Baa3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	869	841
Client loan receivables | Growth Markets | Ba1 - Ba2
Gross recorded investment for each class of receivables, by credit quality indicator
Total	607	405
Client loan receivables | Growth Markets | Ba3 - B1
Gross recorded investment for each class of receivables, by credit quality indicator
Total	335	243
Client loan receivables | Growth Markets | B2 - B3
Gross recorded investment for each class of receivables, by credit quality indicator
Total	129	94
Client loan receivables | Growth Markets | Caa - D
Gross recorded investment for each class of receivables, by credit quality indicator
Total	$ 20	$ 54